Income Tax - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 26, 2020	Jun. 26, 2021	Dec. 28, 2019
Income Tax Contingency [Line Items]
Operating loss carryforwards, expiration description	The non-U.S. net operating loss carryforwards have no expiration date. The federal and U.S. state net operating loss carryforwards expire at various dates through 2037.
Operating loss carryforwards related to an acquisition limited in the amount that can be recognized	any one year
Deferred tax assets valuation allowance	$ 212		$ 4
Income tax examination, description	As of December 26, 2020, we are no longer subject to review by the state and local taxing authorities prior to 2015 and foreign taxing authorities prior to 2004.
Tax Receivable Agreement
Income Tax Contingency [Line Items]
Deferred tax liabilities current, tax receivable agreement, accounts payable and other accrued liabilities		$ 2
Deferred tax liabilities noncurrent, tax receivable agreement accounts payable and other accrued liabilities		12
Deferred tax assets, corresponding to income tax benefit		125
Tax Receivable Agreement | McAfee Corp. Stockholders' Equity
Income Tax Contingency [Line Items]
TRA beneficiaries, cash savings percentage	85.00%
Remaining cash savings percentage	15.00%
Deferred tax liabilities current, tax receivable agreement, accounts payable and other accrued liabilities	$ 2
Deferred tax liabilities, long-term tax receivable agreement liability	274
Tax Receivable Agreement | Maximum [Member]
Income Tax Contingency [Line Items]
Deferred tax liabilities, long-term tax receivable agreement liability and expense		170
Tax Receivable Agreement | Minimum [Member]
Income Tax Contingency [Line Items]
Deferred tax liabilities, long-term tax receivable agreement liability and expense		260
Other Long-term Liabilities
Income Tax Contingency [Line Items]
Uncertain tax positions, including interest and penalties	16	$ 7	$ 27
Federal
Income Tax Contingency [Line Items]
Operating loss carryforwards	319
Operating loss carryforwards, valuation allowance	319
State
Income Tax Contingency [Line Items]
Operating loss carryforwards	148
Operating loss carryforwards, valuation allowance	148
Non-U.S
Income Tax Contingency [Line Items]
Operating loss carryforwards	$ 0
Federal and U.S. State and Local Jurisdiction
Income Tax Contingency [Line Items]
Operating loss carryforwards expiration year	2037